Inventories - Schedule of Inventories of Finished Properties (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [line items]
Finished properties	S/ 76,027	S/ 203,209
El Rancho [member]
Disclosure of inventories [line items]
Finished properties	19,314	82,796
Panorama [member]
Disclosure of inventories [line items]
Finished properties		18,481
Los Parques de San Martin de Porres [Member]
Disclosure of inventories [line items]
Finished properties	4,029	16,687
Los Parques de Callao [Member]
Disclosure of inventories [line items]
Finished properties	389	486
Rivera Navarrete[member]
Disclosure of inventories [line items]
Finished properties	4,053	7,870
Los Parques de Carabayllo Second Phase [member]
Disclosure of inventories [line items]
Finished properties	942	3,134
Los Parques de Comas [member]
Disclosure of inventories [line items]
Finished properties	18,785	16,058
Los Parques de Villa El Salvador Second [member]
Disclosure of inventories [line items]
Finished properties	4,277	9,313
Klimt [member]
Disclosure of inventories [line items]
Finished properties	5,911	44,103
Real 2 [member]
Disclosure of inventories [line items]
Finished properties	556	3,877
Huancayo [member]
Disclosure of inventories [line items]
Finished properties	15,546
Others [member]
Disclosure of inventories [line items]
Finished properties	S/ 2,225	S/ 404